Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 2,195	$ 2,771	$ 5,107	$ 4,687
Foreign exchange gains	3,351	2,230	4,705	5,754
Gain on fair value measurement	0	3,395	1,766	18,966
Financial income	5,545	8,395	11,578	29,407
Interest on financial liabilities	(1,500)	(1,170)	(2,802)	(2,270)
Foreign exchange losses	(17,358)	(1,704)	(25,527)	(3,031)
Loss on fair value measurement	(282)	(13,110)	(182)	(4,730)
Interest on lease liabilities	(556)	(663)	(1,164)	(1,352)
Total Financial expenses	(19,695)	(16,646)	(29,675)	(11,384)
Net financial gain (loss)	$ (14,150)	$ (8,251)	$ (18,098)	$ 18,023